Shareholders’ equity - Classes of Share Capital (Details)		1 Months Ended	12 Months Ended
	Apr. 13, 2022 CHF (SFr)	Aug. 31, 2022 CHF (SFr) SFr / shares	Dec. 31, 2022 CHF (SFr) vote SFr / shares shares	Dec. 31, 2021 CHF (SFr) shares	Dec. 31, 2020 CHF (SFr) shares	Apr. 12, 2022 CHF (SFr)	Dec. 31, 2019 CHF (SFr) shares
Disclosure of classes of share capital [line items]
Equity			SFr 235,166,000	SFr 107,289,000	SFr 107,220,000		SFr 54,139,000
Number of shares outstanding (in shares) | shares			36,044,706	32,292,648	29,146,992		21,601,192
Par value per share (in CHF per share) | SFr / shares		SFr 0.10	SFr 0.10
Maximum amount of share capital increase authorized	SFr 807,316		SFr 457,316			SFr 428,675
Maximum amount of share capital increase authorized, number of shares (in shares) | shares			4,573,162
Maximum amount of share capital increase authorized, percent			13.00%
Increase (decrease) in authorized share capital	SFr 378,641	SFr (350,000)
Maximum percentage of total number of shares in a placement			20.00%
Percentage of share capital registered accumulated			15.00%
Proceeds from exercise of options			SFr 250,000	SFr 267,000	SFr 840,000
PSU, RSU and options
Disclosure of classes of share capital [line items]
Proceeds from exercise of options			251,957	269,552	848,340
Common shares
Disclosure of classes of share capital [line items]
Equity			SFr 3,579,265
Number of shares outstanding (in shares) | shares			35,792,648
Number of votes per share | vote			1
Conditional share capital
Disclosure of classes of share capital [line items]
Authorized share capital, employee participation			SFr 136,296	161,502
Number of shares authorized, employee participation (in shares) | shares			1,362,963
Increase (decrease) in authorized share capital, employee participation			SFr (25,206)
Authorized share capital, financing transactions			SFr 226,087
Number of shares authorized, financing transactions (in shares) | shares			2,260,870
Share capital
Disclosure of classes of share capital [line items]
Equity			SFr 3,604,471	SFr 3,229,000	SFr 2,915,000		SFr 2,160,000
Number of shares outstanding (in shares) | shares			36,044,706